Basis of preparation	6 Months Ended
Jun. 30, 2024
Basis of preparation [abstract]
Disclosure of basis of preparation of financial statements [text block]
1. Basis of preparation
The consolidated financial statements of the Company are prepared in accordance with International Financial Reporting Standards (IFRS®) Accounting Standards as issued by the International Accounting Standards Board. They are prepared in accordance with the historical cost convention, except for items that are required to be accounted for at fair value. These Condensed Interim Consolidated Financial Statements for the three month and six month period ended June 30, 2024, were prepared in accordance with International Accounting Standards (IAS®) Standards 34 Interim Financial Reporting and accounting policies set out in the 2023 Annual Report published on January 31, 2024.
At the Novartis AG Extraordinary General Meeting, held on September 15, 2023, our shareholders approved the spin-off of the Sandoz business. Following the shareholder approval IFRS Accounting Standards required the Sandoz Division and selected portions of corporate activities attributable to Sandoz’s business, as well as certain expenses related to the spin-off (the “Sandoz business”) to be reported as discontinued operations in the consolidated financial statements. As a result, the Sandoz business has been presented as discontinued operations in the condensed interim consolidated financial statements. This requires the three month and six month period ended June 30, 2023, consolidated income statement, consolidated statement of comprehensive income and consolidated statement of cash flows to present separately continuing operations from discontinued operations.
For further information and disclosures, refer to Note 3 and Note 11.